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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07701
-----------------------------------------------------------------

                          GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


GE LIFESTYLE CONSERVATIVE ALLOCATION

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                               NUMBER
                                                             OF SHARES                 VALUE
------------------------------------------------------------------------------------------------
EQUITY - 97.3%
------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y)                                 65,577                $  807,252
GE International Equity Fund (Class Y)                         12,781                   183,029
GE Small-Cap Value Equity Fund (Class Y)                        5,335                    81,998
GE U.S. Equity Fund (Class Y)                                  15,445                   432,472
                                                                                      1,504,751

SHORT-TERM INVESTMENTS - 2.6%
------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
3.20%                                                          40,133                    40,133

TOTAL INVESTMENTS                                                                     1,544,884
 (COST $1,456,988)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                  2,279

                                                                                     ----------
NET ASSETS - 100.0%                                                                  $1,547,163
                                                                                     ==========


GE LIFESTYLE MODERATE ALLOCATION

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                                  NUMBER
                                                                OF SHARES                 VALUE
---------------------------------------------------------------------------------------------------
EQUITY - 97.4%
---------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y)                                    221,645               $2,728,444
GE International Equity Fund (Class Y)                            109,456                1,567,406
GE Small-Cap Value Equity Fund (Class Y)                           68,702                1,055,953
GE U.S. Equity Fund (Class Y)                                     101,429                2,840,023
                                                                                         8,191,826

SHORT-TERM INVESTMENTS - 2.6%
---------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                                    222,284                  222,284
3.20%

TOTAL INVESTMENTS                                                                        8,414,110
 (COST $7,904,852)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.0)%*                                       (4,300)

                                                                                        ----------
NET ASSETS - 100.0%                                                                     $8,409,810
                                                                                        ==========

* less than 0.01%


GE LIFESTYLE AGGRESIVE ALLOCATION

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                                 NUMBER OF
                                                                    SHARES                     VALUE
-------------------------------------------------------------------------------------------------------
EQUITY - 97.6%
-------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y)                                      120,384                 $1,481,929
GE International Equity Fund (Class Y)                              148,216                  2,122,454
GE Small-Cap Value Equity Fund (Class Y)                            121,966                  1,874,613
GE U.S. Equity Fund (Class Y)                                       122,682                  3,435,091
                                                                                             8,914,087

SHORT-TERM INVESTMENTS - 2.5%
-------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
3.20%                                                               226,435                    226,435

TOTAL INVESTMENTS                                                                            9,140,522
 (COST $8,744,412)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)%                                            (7,390)

                                                                                            ----------
NET ASSETS - 100.0%                                                                         $9,133,132
                                                                                            ==========



GE LIFESTYLE CONSERVATIVE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                   NUMBER OF
                                                      SHARES                                   VALUE
--------------------------------------------------------------------------------------------------------
EQUITY - 97.5%
--------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class A)                       121,656                                 $1,498,797
GE International Equity (Class A)                     23,402                                    332,548
GE Small Cap Value (Class A)                           9,134                                    137,931
GE U.S. Equity Fund (Class A)                         27,556                                    774,059
                                                                                              2,743,335

SHORT-TERM INVESTMENTS - 2.4%
--------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
3.20%                                                 66,490                                     66,490

TOTAL INVESTMENTS                                                                             2,809,825
 (COST $2,712,291)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                          3,583

                                                                                             ----------
NET ASSETS - 100.0%                                                                          $2,813,408
                                                                                             ==========



GE LIFESTYLE MODERATE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                 NUMBER OF
                                                    SHARES                                      VALUE
---------------------------------------------------------------------------------------------------------
EQUITY - 98.9%
---------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class A)                      446,806                                  $ 5,504,647
GE International Equity (Class A)                   222,013                                    3,154,808
GE Small Cap Value (Class A)                        134,792                                    2,035,363
GE U.S. Equity Fund (Class A)                       199,879                                    5,614,613
                                                                                              16,309,431

SHORT-TERM INVESTMENTS - 1.1%
---------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
3.20%                                               184,181                                      184,181

TOTAL INVESTMENTS                                                                             16,493,612
 (COST $15,0627,07)

OTHER ASSETS AND LIABILITIES, NET - 0.0%*                                                            302

                                                                                             -----------
NET ASSETS - 100.0%                                                                          $16,493,914
                                                                                             ===========
* less than 0.01%


GE LIFESTYLE AGGRESIVE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER
                                                             OF SHARES                                 VALUE
----------------------------------------------------------------------------------------------------------------
EQUITY - 97.2%
----------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class A)                                 91,078                                $1,122,087
GE International Equity Fund (Class A)                        117,937                                 1,675,884
GE Small-Cap Value Equity Fund (Class A)                       94,449                                 1,426,184
GE U.S. Equity Fund (Class A)                                  93,941                                 2,638,810
                                                                                                      6,862,965

SHORT-TERM INVESTMENTS - 2.8%
----------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund                                197,610                                   197,610
3.20%

TOTAL INVESTMENTS                                                                                     7,060,575
 (COST $6,364,642)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.0)%*                                                     (1,241)


                                                                                                     ----------
NET ASSETS - 100.0%                                                                                  $7,059,334
                                                                                                     ==========

* less than 0.01%



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  August 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, GE Lifestyle Funds

Date:  August 29, 2005